Accounts receivable and others (Details 6) - BRL (R$) R$ in Thousands	Jun. 30, 2020	Jun. 30, 2019
Accounts Receivable and Others [Abstract]
Withholding income tax (IRRF) on financial investments to be offset	R$ 3,508	R$ 3,276
Income tax losses and social contribution carryforwards	3,155
Other recoverable taxes and contributions	977	601
Tax on value added - IVA – (Paraguay)	1,665	2,073
Total current	9,305	5,950
ICMS recoverable	9,786	9,792
ICMS recoverable on property, plant and equipment	83	194
Non-cumulative PIS and COFINS to be offset	1,486	4,804
IRRF on financial investments to be offset	454	2,409
Tax on value added - IVA – (Paraguay)	8,465	4,070
Total noncurrent	R$ 20,274	R$ 21,269